Derivative Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

Note 10 – Derivative Liabilities

As a result of the convertible notes we recognized the embedded derivative liability on the date of note issuance. We also revalued the remaining derivative liability on the outstanding note balance on the date of the balance sheet. We value the derivative liability using a binomial lattice model with an expected volatility range of 70% to 84%, a risk-free interest rate range of 0.15%, an exercise price range of $.0245 to $.0258 and a stock price of $.033. The remaining derivative liabilities were:

	September 30, 2022	December 31, 2021
Derivative Liabilities on Convertible Loans:
Outstanding Balance	$269,663	$256,683

Note 9 – Derivative Liabilities

As a result of the convertible notes we recognized the embedded derivative liability on the date of note issuance. We also revalued the remaining derivative liability on the outstanding note balance on the date of the balance sheet. We value the derivative liability using a binomial lattice model with an expected volatility range of 39% to 56% and a risk-free interest rate of 0.15% The remaining derivative liabilities were:

	December 31, 2021	December 31, 2020
Derivative Liabilities on Convertible Loans:
Outstanding Balance	$256,683	$2,008,802